BASIS OF PREPARATION AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of useful lives applied in depreciation	Useful lives applied in depreciation are as follows:

Vessels	40 years
Deferred drydocking expenditure	five years
Office equipment and fittings	three to six years